U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.
Please print or type.



1.	Name and address of issuer:  Strategic Partners Series,
100 Mulberry Street, Gateway Center Three, Newark, New Jersey
07102-4077.

2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
	[ ]
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund

3.	Investment Company Act File Number:  811-09805
Securities Act File Number:  333-95849.

4(a).	Last day of fiscal year for which this Form is filed:
February 28, 2001.

	(b).	[ ] Check box if this Form is being filed late
(i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be
filing this Form .

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):
$ __860,333,585

	(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year
(if applicable):	$___93,853,578__


	(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending not earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission.	$	0

		(iv)	Total available redemption credits
		[add items 5(ii) and 5(iii)].	$93,853,578

	(v)	Net sales - If item 5(i) is greater
		than Item 5(iv) [subtract item 5(iv)
		from Item 5(i)].	$766,480,000

	(vi)	Redemption credits available for use
		in future years - If item 5(i) is less
		than item 5(iv) [subtract item 5(iv)
		from item (5(i)]	$	0

	(vii)	Multiplier for determining registration
		fee (See instruction C.9):	x	.000250

	(viii)	Registration fee due [multiply item 5(v)
		by item 5(vii)] enter 0 if no fee is
		due.	=$ 191,620

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of
shares or other units) deducted here:    0. If there is a number
of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
future fiscal years, then state that number here:    0.

7.	Interest due - if this Form is being filed
 more than 90 days after the end of the of
 the issuers fiscal year (See Instruction D):	+$	0

8.	Total amount of the registration fee due
plus any interest due [line 5(viii) plus
line 7]:	=$191,620

9.	Date the registration fee and any interest payment was
sent to the Commissions lockbox depository:  May  14, 2001


Method of Delivery:

[x] Wire Transfer
[ ] Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)		/s/ George P. Attisano

					George P. Attisano

	Secretary

Date:  __May 17, 2001______________